Document and Entity Information	Apr. 24, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2024
Entity Registrant Name	ONCOR ELECTRIC DELIVERY COMPANY LLC
Entity Incorporation State Country Code	DE
Entity File Number	333-100240
Entity Tax Identification Number	75-2967830
Entity Address Address Line 1	1616 Woodall Rodgers Fwy.
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75202
City Area Code	214
Local Phone Number	486-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001193311